Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Net sales
Total net sales	$ 132,907	$ 155,300
Cost of sales
Total cost of sales	73,037	78,843
Gross profit	59,870	76,457
Operating expenses
Research and development, net	24,194	22,574
Selling, general and administrative	55,576	57,154
Total operating expenses	79,770	79,728
Operating income (loss)	(19,900)	(3,271)
Financial income (expense), net	(829)	753
Income (loss) before income taxes	(20,729)	(2,518)
Income tax expenses	221	1,218
Share in profits (losses) of associated companies	(838)	1,423
Net loss	(21,788)	(2,313)
Net loss attributable to non-controlling interests	(85)	(43)
Net loss attributable to Stratasys Ltd.	$ (21,703)	$ (2,270)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.40)	$ (0.04)
Weighted average ordinary shares outstanding. - basic and diluted	54,544	53,966
Comprehensive loss
Net loss	$ (21,788)	$ (2,313)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,954)	(427)
Unrealized gains (losses) on derivatives designated as cash flow hedges	822	995
Other comprehensive income (loss), net of tax	(1,132)	568
Comprehensive loss	(22,920)	(1,745)
Less: comprehensive loss attributable to non-controlling interests	(85)	(43)
Comprehensive loss attributable to Stratasys Ltd.	(22,835)	(1,702)
Products [Member]
Net sales
Total net sales	83,172	105,091
Cost of sales
Total cost of sales	39,248	44,169
Services [Member]
Net sales
Total net sales	49,735	50,209
Cost of sales
Total cost of sales	$ 33,789	$ 34,674